LOANS AND BORROWINGS - Schedule of Detailed Information about Borrowings Explanatory (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jun. 17, 2025 USD ($)	Jun. 17, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 21, 2023 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 1,554,680				$ 1,347,831
Current	181,330				135,592
Non-current	1,373,350				1,212,239
Loans and borrowings	1,554,680				1,347,831
Credit facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	1,106,590				1,080,557
Loans and borrowings	1,106,590				1,080,557
Sprott Loan
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	281,920		$ 285,400		0
Loans and borrowings	281,920		$ 285,400		0
2023 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	140,635				131,682	$ 172,500
Loans and borrowings	140,635				131,682	$ 172,500
2025 Convertible Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	23,625				0
Non-current				$ 49.7
Loans and borrowings	23,625				0
2020 convertible notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	0	$ 21,400			135,592		$ 139,300
Loans and borrowings	0	$ 21,400			135,592		$ 139,300
Other
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	1,910				0
Loans and borrowings	$ 1,910				$ 0